SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Property, Plant and Equipment [Abstract]
Office equipment and furniture	$ 21,407	$ 16,847
Less: accumulated depreciation	(8,027)	(4,671)
Property and equipment, net	$ 13,380	$ 12,176